Note 5. Stock Plans (Detail) - Restricted Share Activity (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Unvested at December 31, 2011	164,140
Unvested at December 31, 2011 (in Dollars per share)	$ 1.96
Granted	61,000	68,000
Granted (in Dollars per share)	$ 2.21	$ 2.31
Vested	(53,894)
Vested (in Dollars per share)	$ 1.67
Unvested, December 31, 2012	171,246	164,140
Unvested, December 31, 2012 (in Dollars per share)	$ 2.14	$ 1.96